                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:
        Canada Life Insurance Company of New York
        6201 Powers Ferry Road, N.W.
        Atlanta, GA 30339-5453

2.   Name of each series or class of funds for which this notice is filed:
        Canada Life of New York Variable Annuity Account 2

3.   Investment Company Act File Number:
        811-7776

     Securities Act File Number:
        33-64240

4.   Last day of fiscal year for which this notice is filed:
        December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                      [X]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instructions A.6):


7. Number and amount of securities of the same class or series which has been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        None

9.   Number and aggregate sale price of securities sold during the fiscal year:

        $1,594,830 (the issuer's securities are sold by dollar value)

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        $1,594,830 (the issuer's securities are sold by dollar value)

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instructions B.7):

        Not applicable.

12.  Calculation of registration fees:

     (i)     Aggregate sale price of securities sold during
             the fiscal year in reliance on rule 24f-2 (from
             Item 10):                                              $ 1,594,830
                                                                    ------------

     (ii)    Aggregate price of shares issued in connection
             with dividend reinvestment plans (from Item 11,
             if applicable):                                        +
                                                                    ------------

     (iii)   Aggregate price of shares redeemed or repurchased
             during the fiscal year (if applicable):                -
                                                                    ------------

     (iv)    Aggregate price of shares redeemed or repurchased
             and previously applied as a reduction to filing
             fees pursuant to rule 24c-2 (if applicable):           +
                                                                    ------------

     (v)     Net aggregate price of securities sold and issued
             during the fiscal year in reliance on rule 24f-2
             [line (i), plus line (ii), less line (iii), plus
             line (iv)] (if applicable):                            $
                                                                    ------------

     (vi)    Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law or
             regulation (see Instruction C.6):                      x    1/3300
                                                                    ------------

     (vii)   Fee due [line (i) or line (v) multiplied by line
             (vi)]:                                                 $     483.28
                                                                    ============

Instructions:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and other Procedures (17 CFR 202.3a).

                                                                [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*      /s/ Craig R. Edwards
                                    -------------------------------------
                                        Secretary
                                    -------------------------------------


Date  8/11/00
    -----------------

 * Please print the name and title of the signing officer below the signature.